COMMITMENTS AND CONTINGENCIES (Details) Share data in Millions, unless otherwise specified	3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended					3 Months Ended		12 Months Ended
	Mar. 31, 2014 Accepted and tendered cases USD ($) item lawsuit	Mar. 31, 2013 Accepted and tendered cases lawsuit	Dec. 31, 2013 Accepted and tendered cases USD ($) item lawsuit	Dec. 31, 2012 Accepted and tendered cases lawsuit	Dec. 31, 2011 Accepted and tendered cases lawsuit	Mar. 31, 2014 Accepted cases not subject to indemnification USD ($) lawsuit	Mar. 31, 2013 Accepted cases not subject to indemnification USD ($) lawsuit	Dec. 31, 2013 Accepted cases not subject to indemnification USD ($) lawsuit	Dec. 31, 2012 Accepted cases not subject to indemnification USD ($) lawsuit	Dec. 31, 2011 Accepted cases not subject to indemnification USD ($) lawsuit	Mar. 31, 2014 Antitrust matters - Indirect action cases USD ($)	Dec. 31, 2013 Antitrust matters - Indirect action cases USD ($)	Mar. 31, 2014 Product Delivery Claim USD ($)	Mar. 31, 2014 Product Delivery Claim EUR (€)	Dec. 31, 2013 Product Delivery Claim USD ($)	Dec. 31, 2013 Product Delivery Claim EUR (€)	Jul. 03, 2012 Indemnification Matter
LEGAL MATTERS
Number of cases on service of complaint tendered to the prior owner	1		1
Experience with tendering cases	20 years		19 years
Information about the cases
Unresolved at beginning of period (number of cases)	1,073	1,080	1,080	1,080	1,116	48	50	50	36	37
Tendered during period		2	6	3	10
Filed during period						3		3	21	11
Resolved during period	1	1	13	3	46	3		5	7	12
Unresolved at end of period (number of cases)	1,072	1,081	1,073	1,080	1,080	48	50	48	50	36
Payment of gross settlement costs								$ 45,000	$ 559,000	$ 584,000
Accruals with respect to unasserted asbestos exposure claims	0		0			0		0
Accrued liability relating to the cases	10,000,000		10,000,000			425,000		356,000			0	0	0		0
Receivable relating to indemnity protection of the cases	10,000,000		10,000,000
Maximum amount of claims of customer													211,000,000	153,000,000	211,000,000	153,000,000
Aggregate amount of current claims													156,000,000	113,000,000	156,000,000	113,000,000
Minimum threshold amount for insured liability													10,000,000		10,000,000
Minimum range of possible loss														0		0
Maximum range of possible loss														€ 113,000,000		€ 113,000,000
Common stock loss due to Banks' misrepresentations (in shares)																	19